UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22044

Investment Company Act File Number

Eaton Vance Risk-Managed Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Risk-Managed Diversified Equity Income Fund

September 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 3.2%
Boeing Co. (The)	156,703	$18,412,602
United Technologies Corp.	80,596	8,689,861

		$27,102,463

Airlines — 0.8%
United Continental Holdings, Inc.(1)	211,015	$6,480,271

		$6,480,271

Auto Components — 0.4%
TRW Automotive Holdings Corp.(1)	47,200	$3,365,832

		$3,365,832

Automobiles — 0.7%
Honda Motor Co., Ltd.	147,278	$5,629,374

		$5,629,374

Beverages — 2.2%
Beam, Inc.	127,942	$8,271,450
PepsiCo, Inc.	128,071	10,181,645

		$18,453,095

Biotechnology — 4.5%
Celgene Corp.(1)	118,149	$18,186,675
Gilead Sciences, Inc.(1)	310,545	19,514,648

		$37,701,323

Capital Markets — 1.4%
Charles Schwab Corp. (The)	192,774	$4,075,242
Morgan Stanley	269,928	7,274,560

		$11,349,802

Chemicals — 3.5%
LyondellBasell Industries NV, Class A	139,045	$10,182,265
Monsanto Co.	156,779	16,363,024
PPG Industries, Inc.	13,561	2,265,501

		$28,810,790

Commercial Banks — 3.4%
PNC Financial Services Group, Inc. (The)	151,102	$10,947,340
Regions Financial Corp.	982,098	9,094,227
SunTrust Banks, Inc.	244,887	7,939,237

		$27,980,804

Communications Equipment — 1.2%
QUALCOMM, Inc.	153,991	$10,372,834

		$10,372,834

Computers & Peripherals — 2.9%
Apple, Inc.	50,616	$24,131,178

		$24,131,178

Consumer Finance — 1.3%
American Express Co.	142,794	$10,783,803

		$10,783,803

Security	Shares	Value
Diversified Financial Services — 6.1%
Bank of America Corp.	1,074,076	$14,822,249
Citigroup, Inc.	373,190	18,103,447
JPMorgan Chase & Co.	343,986	17,780,636

		$50,706,332

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	250,635	$8,476,476
Verizon Communications, Inc.	179,163	8,359,745

		$16,836,221

Electric Utilities — 1.9%
Duke Energy Corp.	65,511	$4,374,825
Edison International	103,463	4,765,506
NextEra Energy, Inc.	52,252	4,188,520
PPL Corp.	83,862	2,547,727

		$15,876,578

Electrical Equipment — 1.6%
Emerson Electric Co.	210,973	$13,649,953

		$13,649,953

Electronic Equipment, Instruments & Components — 1.0%
Corning, Inc.	578,283	$8,437,149

		$8,437,149

Energy Equipment & Services — 1.6%
Halliburton Co.	280,534	$13,507,712

		$13,507,712

Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	82,332	$9,478,060

		$9,478,060

Food Products — 3.0%
Hershey Co. (The)	134,736	$12,463,080
Mondelez International, Inc., Class A	395,185	12,416,713

		$24,879,793

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	273,662	$9,082,842
Covidien PLC	114,791	6,995,363

		$16,078,205

Health Care Providers & Services — 0.9%
Express Scripts Holding Co.(1)	118,586	$7,326,243

		$7,326,243

Hotels, Restaurants & Leisure — 1.0%
McDonald’s Corp.	86,762	$8,347,372

		$8,347,372

Household Products — 1.5%
Procter & Gamble Co.	162,868	$12,311,192

		$12,311,192

Industrial Conglomerates — 3.2%
Danaher Corp.	186,467	$12,925,892
General Electric Co.	581,191	13,884,653

		$26,810,545

Insurance — 2.5%
ACE, Ltd.	47,680	$4,460,941
Aflac, Inc.	164,378	10,189,792
MetLife, Inc.	130,875	6,144,581

		$20,795,314

Security	Shares	Value
Internet & Catalog Retail — 3.4%
Amazon.com, Inc.(1)	67,425	$21,079,752
Netflix, Inc.(1)	23,172	7,165,014

		$28,244,766

Internet Software & Services — 7.6%
eBay, Inc.(1)	321,701	$17,947,699
Facebook, Inc., Class A(1)	244,791	12,298,300
Google, Inc., Class A(1)	38,002	33,286,332

		$63,532,331

IT Services — 2.2%
Accenture PLC, Class A	112,921	$8,315,503
Visa, Inc., Class A	53,170	10,160,787

		$18,476,290

Machinery — 1.0%
Deere & Co.	104,137	$8,475,710

		$8,475,710

Media — 2.4%
Comcast Corp., Class A	95,742	$4,322,751
Lions Gate Entertainment Corp.(1)	48,385	1,695,894
Walt Disney Co. (The)	222,126	14,324,906

		$20,343,551

Metals & Mining — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	74,972	$2,480,074

		$2,480,074

Multi-Utilities — 0.7%
Sempra Energy	69,500	$5,949,200

		$5,949,200

Multiline Retail — 2.1%
Dollar General Corp.(1)	180,543	$10,193,458
Macy’s, Inc.	179,029	7,746,585

		$17,940,043

Oil, Gas & Consumable Fuels — 9.5%
Anadarko Petroleum Corp.	79,015	$7,347,605
Chevron Corp.	101,277	12,305,155
Concho Resources, Inc.(1)	36,758	3,999,638
EOG Resources, Inc.	70,132	11,871,945
Exxon Mobil Corp.	49,246	4,237,126
Marathon Oil Corp.	252,215	8,797,259
Occidental Petroleum Corp.	152,613	14,275,420
Phillips 66	182,012	10,523,934
Range Resources Corp.	80,955	6,143,675

		$79,501,757

Personal Products — 1.3%
Estee Lauder Cos., Inc. (The), Class A	150,313	$10,506,879

		$10,506,879

Pharmaceuticals — 5.8%
AbbVie, Inc.	154,944	$6,930,645
Johnson & Johnson	101,801	8,825,129
Pfizer, Inc.	681,966	19,579,244
Roche Holding AG PC	28,692	7,743,207
Shire PLC ADR	44,314	5,312,805

		$48,391,030

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 1.7%
AvalonBay Communities, Inc.	54,354	$6,907,850
Boston Properties, Inc.	65,336	6,984,418

		$13,892,268

Road & Rail — 0.7%
Union Pacific Corp.	40,143	$6,235,814

		$6,235,814

Semiconductors & Semiconductor Equipment — 0.7%
NXP Semiconductors NV(1)	160,737	$5,981,024

		$5,981,024

Software — 2.6%
Microsoft Corp.	401,225	$13,364,805
Oracle Corp.	259,026	8,591,892

		$21,956,697

Specialty Retail — 1.2%
AutoNation, Inc.(1)	31,941	$1,666,362
Home Depot, Inc. (The)	108,846	8,255,969

		$9,922,331

Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	69,064	$5,016,809

		$5,016,809

Tobacco — 0.9%
Philip Morris International, Inc.	91,070	$7,885,751

		$7,885,751

Total Common Stocks (identified cost $583,316,884)		$831,934,563

Put Options Purchased — 0.5%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	401	$1,585	10/4/13	$29,072
S&P 500 Index	396	1,630	10/11/13	219,780
S&P 500 Index	396	1,655	10/19/13	526,680
S&P 500 Index	394	1,630	10/25/13	451,130
S&P 500 Index FLEX	399	1,580	10/2/13	31
S&P 500 Index FLEX	396	1,595	10/7/13	27,696
S&P 500 Index FLEX	396	1,620	10/9/13	94,757
S&P 500 Index FLEX	392	1,640	10/14/13	282,725
S&P 500 Index FLEX	392	1,670	10/16/13	633,608
S&P 500 Index FLEX	393	1,645	10/21/13	465,888
S&P 500 Index FLEX	393	1,640	10/23/13	462,403
S&P 500 Index FLEX	395	1,610	10/28/13	399,799

Total Put Options Purchased (identified cost $4,158,400)				$3,593,569

Total Investments — 100.0% (identified cost $587,475,284)				$835,528,132

Call Options Written — (0.3)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	401	$1,685	10/4/13	$(429,070)
S&P 500 Index	396	1,715	10/11/13	(160,380)
S&P 500 Index	396	1,740	10/19/13	(72,270)
S&P 500 Index	394	1,720	10/25/13	(321,110)
S&P 500 Index FLEX	399	1,678	10/2/13	(275,248)
S&P 500 Index FLEX	396	1,698	10/7/13	(165,467)
S&P 500 Index FLEX	396	1,713	10/9/13	(85,391)
S&P 500 Index FLEX	392	1,735	10/14/13	(44,824)
S&P 500 Index FLEX	392	1,751	10/16/13	(22,034)
S&P 500 Index FLEX	393	1,733	10/21/13	(111,183)
S&P 500 Index FLEX	393	1,729	10/23/13	(154,882)
S&P 500 Index FLEX	395	1,718	10/28/13	(365,488)

Total Call Options Written (premiums received $4,312,839)				$(2,207,347)

Other Assets, Less Liabilities — 0.3%				$2,713,316

Net Assets — 100.0%				$836,034,101

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

PC	-	Participation Certificate

(1)	Non-income producing security.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$591,685,686

Gross unrealized appreciation	$247,367,704
Gross unrealized depreciation	(3,525,258)

Net unrealized appreciation	$243,842,446

A summary of obligations under these financial instruments at September 30, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
10/31/13	Japanese Yen 565,130,000	United States Dollar 5,713,809	Credit Suisse International	$(36,448)

Written options activity for the fiscal year to date ended September 30, 2013 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	5,562	$4,805,536
Options written	50,151	40,446,925
Options terminated in closing purchase transactions	(29,094)	(23,905,409)
Options expired	(21,876)	(17,034,213)

Outstanding, end of period	4,743	$4,312,839

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At September 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the strike price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection.

Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at September 30, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Purchased Options	$3,593,569	$—
Equity Price	Written Options	$—	$(2,207,347)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$—	$(36,448)

		$3,593,569	$(2,243,795)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$93,180,704	$5,629,374	$—	$98,810,078
Consumer Staples	83,514,770	—	—	83,514,770
Energy	93,009,469	—	—	93,009,469
Financials	135,508,323	—	—	135,508,323
Health Care	101,753,594	7,743,207	—	109,496,801
Industrials	88,754,756	—	—	88,754,756
Information Technology	152,887,503	—	—	152,887,503
Materials	31,290,864	—	—	31,290,864
Telecommunication Services	16,836,221	—	—	16,836,221
Utilities	21,825,778	—	—	21,825,778
Total Common Stocks	$818,561,982	$13,372,581 *	$—	$831,934,563
Put Options Purchased	$1,226,662	$2,366,907	$—	$3,593,569
Total Investments	$819,788,644	$15,739,488	$—	$835,528,132

Liability Description
Call Options Written	$(982,830)	$(1,224,517)	$—	$(2,207,347)
Forward Foreign Currency Exchange Contracts	—	(36,448)	—	(36,448)
Total	$(982,830)	$(1,260,965)	$—	$(2,243,795)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At September 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Risk-Managed Diversified Equity Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	November 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 25, 2013